Segment and Geographic Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of business segment operated currently	1			1
Geographic Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of fixed assets into company's net assets	1.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue	39.00%	28.00%	17.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue		10.00%	25.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Puerto Rico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue			12.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue	14.00%	18.00%	11.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Guatemala [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Company's consolidated net revenue	19.00%	10.00%